Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The table below sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2023, 2022 and 2021:

Year	Summary Compensation Table Total for PEO (a)		Compensation Actually Paid to PEO (b)		Average Summary Compensation Table total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (d)	Atlanticus Total Shareholder Return (e)	Net Income ($thousands) (f)
	First PEO	Second PEO	First PEO	Second PEO
2023	$2,049,906	N/A	$2,594,009	N/A	$1,868,381	$2,045,970	$157.00	$101,954
2022	$2,189,624	N/A	$398,008	N/A	$2,144,495	$2,018,996	$106.37	$134,612
2021	$1,672,241	$1,652,267	$1,719,163	$18,083,032	$1,462,683	$6,083,605	$289.57	$177,789

Column (a). Reflects compensation amounts reported in the Summary Compensation Table. For 2023 and 2022, the PEO was Jeffrey A. Howard. For 2021, the first PEO was David G. Hanna and the second PEO was Jeffrey A. Howard.

Column (b). Reflects the respective amounts set forth in column (a) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned, realized, or received by the PEO during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved.

PEO Total Compensation Amount	$ 2,049,906	$ 2,189,624
PEO Actually Paid Compensation Amount	$ 2,594,009	398,008
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to PEO
2023	$2,049,906	$715,006	$1,102,443	$157,783	$(1,117)	—	$2,594,009
2022	$2,189,624	$860,049	$494,368	$(14,280)	$(1,411,655)	—	$398,008
2021 First PEO	$1,672,241	—	—	$28,902	$18,020	—	$1,719,163
2021 Second PEO	$1,652,267	—	—	$9,078,015	$7,352,750	—	$18,083,032

Column (c). Reflects compensation amounts reported in the Summary Compensation Table. The following non-PEO NEOs are included in the average amounts shown:

2023: David G. Hanna and William R. McCamey

2022: David G. Hanna and William R. McCamey

2021: William R. McCamey

Column (d). Reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-PEO NEOs during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved.

Non-PEO NEO Average Total Compensation Amount	$ 1,868,381	2,144,495	$ 1,462,683
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,045,970	2,018,996	6,083,605
Adjustment to Non-PEO NEO Compensation Footnote
Year	Summary Compensation Table Total for Non-PEO NEOs	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to Non-PEO NEOs
2023	$1,868,381	$250,010	$385,482	$42,411	$(294)	—	$2,045,970
2022	$2,144,495	$230,020	$132,219	$(14,280)	$(13,418)	—	$2,018,996
2021	$1,462,683	—	—	$28,902	$4,592,020	—	$6,083,605

Column (e). For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of Atlanticus through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2020.

Column (f). Reflects Net Income in Atlanticus’ Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022 and 2021.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Certain Financial Performance Measures

The following graphs illustrate the relationship between compensation actually paid to our PEO and other NEOs in 2023, 2022 and 2021 and certain financial performance measures.

Relationship Between Compensation Actually Paid and TSR

The following graph illustrates the relationship between compensation actually paid to our PEO and other NEOs, the cumulative total shareholder return (“TSR”) on $100 investing in Atlanticus’ Common Stock at the close of the market on December 31, 2020, with dividends reinvested on the date paid through December 31, 2023.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

The following graph illustrates the relationship between compensation actually paid to our PEO and other NEOs and Atlanticus’ Net Income in 2023, 2022 and 2021.

Total Shareholder Return Amount	$ 157	106.37	289.57
Net Income (Loss)	101,954,000	134,612,000	177,789,000
PEO Less: Summary Compensation Table Total Equity (Stock Awards +Option Awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	715,006	860,049
PEO Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,102,443	494,368
PEO Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,783	(14,280)
PEO Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,117)	(1,411,655)
PEO Less Fair Value At Prior Fiscal Year-End of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
NEO Less: Summary Compensation Table Total Equity (Stock Awards +Option Awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,010	230,020	0
NEO Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	385,482	132,219	0
NEO Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,411	(14,280)	28,902
NEO Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294)	(13,418)	4,592,020
NEO Less: Fair Value at Prior Fiscal Year-End of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	0
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,672,241
PEO Actually Paid Compensation Amount			1,719,163
First PEO [Member] | PEO Less: Summary Compensation Table Total Equity (Stock Awards +Option Awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
First PEO [Member] | PEO Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
First PEO [Member] | PEO Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			28,902
First PEO [Member] | PEO Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,020
First PEO [Member] | PEO Less Fair Value At Prior Fiscal Year-End of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,652,267
PEO Actually Paid Compensation Amount			18,083,032
Second PEO [Member] | PEO Less: Summary Compensation Table Total Equity (Stock Awards +Option Awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Second PEO [Member] | PEO Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Second PEO [Member] | PEO Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,078,015
Second PEO [Member] | PEO Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,352,750
Second PEO [Member] | PEO Less Fair Value At Prior Fiscal Year-End of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0